Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	HAWAIIAN HOLDINGS INC
Entity Central Index Key	0001172222
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false